LEASES - Maturity analysis of lease liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Lease liabilities	$ 1,773,610	$ 1,900,268	$ 1,819,077
Buildings
LEASES
Lease liabilities	1,747,468	1,853,662
Vehicles
LEASES
Lease liabilities	370	566
Computer equipment
LEASES
Lease liabilities	25,772	46,040
Maturity less than 1 year
LEASES
Lease liabilities	20,203	13,637
Maturity less than 1 year | Buildings
LEASES
Lease liabilities	17,345	10,502
Maturity less than 1 year | Vehicles
LEASES
Lease liabilities	125	83
Maturity less than 1 year | Computer equipment
LEASES
Lease liabilities	2,733	3,052
Maturity between 1 and 3 years
LEASES
Lease liabilities	72,807	61,620
Maturity between 1 and 3 years | Buildings
LEASES
Lease liabilities	58,438	43,545
Maturity between 1 and 3 years | Vehicles
LEASES
Lease liabilities	245	300
Maturity between 1 and 3 years | Computer equipment
LEASES
Lease liabilities	14,124	17,775
Maturity between 3 and 5 years
LEASES
Lease liabilities	237,921	97,480
Maturity between 3 and 5 years | Buildings
LEASES
Lease liabilities	230,397	82,647
Maturity between 3 and 5 years | Vehicles
LEASES
Lease liabilities		183
Maturity between 3 and 5 years | Computer equipment
LEASES
Lease liabilities	7,524	14,650
Maturity more than 5 years
LEASES
Lease liabilities	1,442,679	1,727,531
Maturity more than 5 years | Buildings
LEASES
Lease liabilities	1,441,288	1,716,968
Maturity more than 5 years | Computer equipment
LEASES
Lease liabilities	$ 1,391	$ 10,563